UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22782

EGA Frontier Diversified Core Fund
(Exact name of registrant as specified in charter)

155 West 19th Street, Floor 3
New York, NY 10011
(Address of principal executive offices) (Zip code)

Robert C. Holderith
155 West 19th Street, Floor 3
New York, NY 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-800-4347

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached hereto.

EGA Frontier Diversified Core Fund

Semi-Annual Report

September 30, 2015

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Shareholder Letter

Dear Shareholder,

If the past twelve months have been difficult for emerging market (EM) and frontier market (FM) investors, the second and third quarters of 2015 were nerve racking. April started off on a very positive note with the broad based MSCI EM Index up 7.7%. However, all but a percentage point of those gains were given up in May and the market continued to trend downward from June through September.

A number of factors contributed to this poor performance. First, another dramatic decline in oil and commodity prices supported fears of slowing growth in those developing countries that rely on commodity exports. Correlated to this was a sharp rise in the U.S. Dollar (USD), which normally coincides with lower oil prices and exacerbated downside pressure for USD-based investors invested in companies that are non-USD based. Additionally, with the U.S. economy appearing to gather momentum, continued expectations of an expected rate hike by the U.S. Federal Reserve weighed on EM and FM.

Frontier markets were not immune to these challenges and the MSCI FM Index followed suit as many oil-dependent economies, especially those in the Middle East, were hit hard. Overall, the MSCI EM Index was down 17.3% and the MSCI FM Index was down 10.6% from April 1 to September 30, 2015.

The Fund was closed on October 15, 2015.

We thank you for the trust you placed in us through your investment.

Sincerely,

Robert C. Holderith
President
Emerging Global Advisors, LLC

EGA Frontier Diversified Core Fund   1

Shareholder Letter  (concluded)

This material must be accompanied or preceded by the prospectus.

Emerging market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.

Frontier markets countries generally have smaller economies or less developed capital markets than in more advanced developing markets and, as a result, the risks of investing in developing markets countries are magnified in frontier markets countries.

Small and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources, or a dependency upon a particular market niche.

Diversification does not ensure a profit or protect against loss.

MSCI Emerging Markets Index is an index that is designed to measure equity market performance in global emerging markets.

MSCI Frontier Markets Index is an index that is designed to measure equity market performance of frontier markets.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

This manager commentary represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results.

Robert Holderith is a registered representative of ALPS Distributors Inc. EGA Frontier Diversified Core Fund is distributed by ALPS Distributors Inc. ALPS Distributors, Inc. is not affiliated with Emerging Global Advisors, LLC (“EGA”).

2   EGA Frontier Diversified Core Fund

Portfolio Summary (Unaudited)
EGA Frontier Diversified Core Fund

Industry Breakdown*

■ Utilities	77.4%
■ Health Care	13.2
■ Technology	9.4
■ Oil & Gas	0.0	**
■ Consumer Services	0.0	**
■ Consumer Goods	0.0	**

Top Ten Holdings*

Electrica SA	77.4%
Square Pharmaceuticals, Ltd.	13.2
Bangladesh Submarine Cable Co., Ltd.	9.4
PetroVietnam Drilling and Well Services JSC	0.0	**
PetroVietnam General Services JSC	0.0	**
HAGL JSC	0.0	**

*	Expressed as a percentage of total investments in securities as of 9/30/2015. As of this date, the Fund was in the process of liquidating its portfolio in anticipation of the closing of this fund. As a result, 97.3% of the Fund’s total assets consisted of cash and receivables (primarily consisting of investment securities sold). Holdings are subject to change.
**	Less than 0.05%.

EGA Frontier Diversified Core Fund (ticker: FMCR)

EGA Frontier Diversified Core Fund (the “Fund”) is a closed-end interval fund that uses a quantitative screening approach to construct a portfolio of approximately 50 frontier market equity securities. The Fund seeks to achieve its investment objective by investing in exchange-listed frontier markets securities. Although it is not an index fund and does not seek to match the performance of any particular index, the Fund will invest in frontier market securities that are similar to those included in the FTSE Frontier Diversified Core Index.

Frontier market investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility, and lower trading volume. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Frontier markets countries generally have smaller economies or less developed capital markets than in more advanced developing markets and, as a result, the risks of investing in developing markets countries are magnified in frontier markets countries. Small-cap and mid-cap companies generally will have greater volatility in price than the stocks of large companies due to limited product lines or resources, or a dependency upon a particular market niche. Diversification does not assure a profit or protect against a loss.

For each quarterly repurchase offer, the Fund currently expects that it will offer to repurchase 25% of its outstanding shares for a particular repurchase offer. The Fund may lower the size of these repurchase offerings down to 5% of the Fund’s outstanding shares, in the sole discretion of the Board, but it is not currently expected that the Board will do so. There is no guarantee that you will be able to sell shares in an amount or at the time that you desire. A 2% early tender fee is charged for shares within one year of purchase.

FTSE Frontier Index tracks the performance of large, mid and small cap equities from eligible Frontier markets. One cannot invest directly in an index.

EGA Frontier Diversified Core Fund   3

Shareholder Expense Example (Unaudited)

As a shareholder of the EGA Frontier Diversified Core Fund, you incur advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (April 1, 2015 to September 30, 2015).

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid Through 9/30/2015” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 9/30/2015	Annualized Expense Ratios[2]	Expenses Paid During the Period[3]
EGShares Frontier Diversified Core Fund
Actual	$1,000.00	$930.00	1.75%	$8.44
Hypothetical[1]	$1,000.00	$1,016.25	1.75%	$8.82
1	Assuming 5% return before expenses.
2	Annualized expense ratio reflects expenses net of waived fees or reimbursed expenses.
3	Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the six-month period).

4   EGA Frontier Diversified Core Fund

The Fund’s Repurchase Offers

Pursuant to Rule 23c-3 under the 1940 Act, the Fund has adopted the following fundamental investment policies relating to periodic repurchase offers, which may not be changed without a vote of a majority of the outstanding voting securities:

(1)	The Fund will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act, as that Rule may be amended from time to time, and as it is interpreted by SEC or its staff, or other regulatory authorities having jurisdiction or their staffs, from time to time, and in accordance with any exemptive relief granted by the SEC or other regulatory authority having jurisdiction from time to time;
(2)	The periodic interval between repurchase request deadlines will be not more than three months;
(3)	The repurchase request deadline (as defined in Rule 23c-3) for each repurchase offer will be a date between three and six weeks after the issuance of notification of the repurchase offer (or the next business day if such date is not a business day); and
(4)	Each repurchase pricing date (as defined in Rule 23c-3) will be not later than the 14th day after the preceding repurchase request deadline (or the next business day if the 14th day is not a business day).

Summary of Repurchase Offers — 4/1/15 through 9/30/15

Repurchase Request Deadline	Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered
June 22, 2015	25%	0%	0

EGA Frontier Diversified Core Fund   5

Schedule of Investments
EGA Frontier Diversified Core Fund

September 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—2.7%
Bangladesh—0.6%
Bangladesh Submarine Cable Co., Ltd.*	1,585	$2,313
Square Pharmaceuticals, Ltd.	1,009	3,237
Total Bangladesh		5,550
Romania—2.1%
Electrica SA	6,400	19,048
Vietnam—0.0%**
HAGL JSC*	3	2
PetroVietnam Drilling and Well Services JSC	5	7
PetroVietnam General Services JSC	7	5
Total Vietnam		14
TOTAL INVESTMENTS IN SECURITIES—2.7%
(Cost: $23,720)		24,612
Other Assets in Excess of Liabilities—97.3%		884,799
Net Assets—100.0%		$909,411

*	Non-income producing security.
**	Less than 0.05%.

Summary by Industry	Value	% of Net Assets
Consumer Goods	$2	0.0	%**
Consumer Services	5	0.0	**
Health Care	3,237	0.4
Oil & Gas	7	0.0	**
Technology	2,313	0.2
Utilities	19,048	2.1
Total Investments	24,612	2.7
Other Assets in Excess of Liabilities	884,799	97.3
Net Assets	$909,411	100.0%

**	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

6   EGA Frontier Diversified Core Fund

Statement of Assets and Liabilities
EGA Frontier Diversified Core Fund

September 30, 2015 (Unaudited)

EGA Frontier Diversified Core Fund
ASSETS:
Cost of Investments:	$23,720
Investments at value	24,612
Cash	54,336
Receivables:
Dividends and interest	1,546
Foreign tax reclaims	16
Investment securities sold	892,733
Total Assets	973,243
LIABILITIES:
Payables:
Accrued investment advisory fees	1,127
Due to custodian	34,559
Investment securities purchased	27,958
Accrued expenses and other liabilities	188
Total Liabilities	63,832
NET ASSETS	$909,411
NET ASSETS:
Paid-in capital	$1,020,652
Undistributed (accumulated) net investment income (loss)	11,453
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(123,538)
Net unrealized appreciation (depreciation) on investments and on foreign currency translation	844
NET ASSETS	$909,411
Outstanding beneficial interest shares (unlimited shares of beneficial interest authorized, no par value)	37,214
Net asset value per share	$24.44

The accompanying notes are an integral part of these financial statements.

EGA Frontier Diversified Core Fund   7

Statement of Operations
EGA Frontier Diversified Core Fund

Period Ended September 30, 2015 (Unaudited)

EGA Frontier Diversified Core Fund
INVESTMENT INCOME:
Dividend income*	$19,970
Interest income	9
Total investment income	19,979
EXPENSES:
Investment Advisory Fees	7,306
Administration and Accounting Fees	33,276
Custody Fees	17,922
Transfer Agent Fees	17,205
Licensing Fees	8,250
Shareholder Communications Fees	5,020
Legal Fees	146
Audit and Tax Fees	7,500
Trustees’ Fees	1,412
Miscellaneous Fees	2,945
Total expenses before waivers and reimbursements	100,982
Less: Waivers and reimbursements of expenses from Advisor	(92,457)
Net Expenses	8,525
Net investment income	11,454
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Undistributed (accumulated) net investment income (loss)
Net realized gain (loss) on:
Investments	(113,408)
Foreign currency transactions	(2,576)
Net realized gain (loss)	(115,984)
Change in unrealized appreciation (depreciation) on:
Investments	36,118
Foreign currency transactions	(50)
Change in unrealized appreciation (depreciation)	36,068
Net realized and unrealized loss on investments and foreign currency translations	(79,916)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(68,462)
* Net of foreign taxes withheld of:	$1,664

The accompanying notes are an integral part of these financial statements.

8   EGA Frontier Diversified Core Fund

Statements of Changes in Net Assets
EGA Frontier Diversified Core Fund

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,454	$14,605
Net realized gain (loss) on investments and foreign currency transactions	(115,984)	9,978
Net unrealized appreciation (depreciation) on investments and foreign currency translations	36,068	(48,244)
Net increase (decrease) in net assets resulting from operations	(68,462)	(23,661)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(7,903)	(2,420)
Net realized gain	—	(22,313)
Total distribution	(7,903)	(24,733)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	—	1,000,000
Distributions reinvested	7,903	24,733
Cost of shares redeemed	—	(111,984)
Net increase (decrease) in net assets resulting from capital share transactions	7,903	912,749
Net Increase (Decrease) in Net Assets	(68,462)	864,355
NET ASSETS:
Beginning of period	977,873	113,518
End of period	$909,411	$977,873
Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$11,453	$7,902
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	36,890	4,000
Shares sold	—	35,987
Shares reinvested	324	903
Shares redeemed	—	(4,000)
Shares outstanding, end of period	37,214	36,890

The accompanying notes are an integral part of these financial statements.

EGA Frontier Diversified Core Fund   9

Financial Highlights
EGA Frontier Diversified Core Fund

For a share outstanding throughout each period

	For the Period April 1, 2015 Through September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Period November 1, 2013[1] Through March 31, 2014
Net asset value, beginning of period	$26.51	$28.38	$25.00
Investment operations:
Net investment income[2]	0.31	0.42	0.15
Net realized and unrealized gain (loss) on investments and foreign currency translation	(2.17)	(1.60)	3.23
Total from investment operations	(1.86)	(1.18)	3.38
Distributions to shareholders:
Net investment income	(0.21)	(0.07)	—
Net realized gains	—	(0.62)	—
Total distributions	(0.21)	(0.69)	—
Net asset value, end of period	$24.44	$26.51	$28.38
NET ASSET VALUE TOTAL RETURN[3,4]	(7.00)%	(4.25)%	13.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$909	$978	$114
Ratios to average net assets:
Expenses, net of expense waivers and reimbursements	1.75%[5]	1.75%	1.75%[5]
Expenses, prior to expense waivers and reimbursements	20.73%[5]	21.04%	178.90%[5]
Net investment income	2.35%[5]	1.47%	1.38%[5]
Portfolio turnover rate	47%[6]	83%	1%[6]
1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reimbursed/waived by the sub-advisor.
4	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
5	Annualized.
6	Not annualized.

The accompanying notes are an integral part of these financial statements.

10   EGA Frontier Diversified Core Fund

Notes to Financial Statements
September 30, 2015 (Unaudited)

1. ORGANIZATION

The EGA Frontier Diversified Core Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified, management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers to make quarterly repurchases at net asset value. The Fund’s investment objective is to seek long-term capital appreciation by investing in exchange-listed frontier market securities. The fund commenced operations on November 1, 2013 and closed on October 15, 2015.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund.

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known as this would involve future claims that may be made against the Fund that have not yet occurred; however, the Fund expects any risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) per share is computed as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading. The NAV per share of the Fund is computed by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding at the time such computation is made.

Securities Valuation

Foreign equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded. U.S. listed equity securities and listed ADRs and GDRs are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. U.S. equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Board of Trustees of the Trust (the “Board”) believes accurately reflects fair value. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by management of the Fund.

Foreign Currency Translations

Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in depositary receipts or ordinary shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains or losses from investments.

EGA Frontier Diversified Core Fund   11

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Security Transactions and Related Income

Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Federal Income Taxes

The Fund has qualified and continues to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to its shareholders. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually and will also declare and pay net realized capital gains, if any, at least annually, except where the costs of such distributions exceed the amount of tax that the distributions are intended to avoid, in which case the Fund will pay the applicable tax. The Fund may distribute such investment income and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Distributions to shareholders are recorded on the ex-dividend date.

The Fund is subject to accounting standards that provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken or expected to be taken by the Fund and whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current period. Accounting for uncertainty in income taxes requires management of the Fund to analyze all open tax years as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. Open tax years are those years that are open for examination by the relevant income taxing authority. As of September 30, 2015, open federal and state income tax years include the tax years or periods ended March 31, 2014 and March 31, 2015. The Fund has no examinations in progress.

There is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Expenses

All shareholders bear the common expenses of the Fund. Please refer to Note 8 for a further discussion on the Fund’s expenses.

Offering Costs

EGA has agreed to pay all offering costs.

3. INVESTMENT RISKS

Investments in frontier markets countries are a subset of developing markets countries. Frontier markets countries generally have smaller economies or less developed capital markets than traditional developing markets and, as a result, the risks of investing in developing markets countries are magnified in frontier markets countries.

The Fund invests, under normal circumstances, in exchange-listed frontier markets securities. These securities may be less liquid than securities of companies in more developed markets. During the period, the Fund may invest a significant portion of its assets in cash or cash equivalents and, to the extent so invested, may not be able to achieve its investment objective.

12   EGA Frontier Diversified Core Fund

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

4. DISTRIBUTION AGREEMENT

ALPS Distributors, Inc. (the “Distributor) serves as distributor of the Fund’s Shares. The Distributor has entered into a Distribution Agreement with the Fund pursuant to which it distributes the Fund’s Shares. The Fund’s shares are offered for sale through the Distributor at NAV. The Distributor also may enter into selected dealer agreements with other financial intermediaries for the sale and distribution of the Fund’s shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market maker in Fund shares.

5. FEDERAL INCOME TAX MATTERS

For the period ended September 30, 2015, federal tax cost of investments and net unrealized appreciation (depreciation) were as follows:

	Federal Tax Cost of Investments*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGA Frontier Diversified Core Fund	$24,415	$1,414	$(1,217)	$197
*	Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

For the period ended March 31, 2015, the components of accumulated earnings (losses) on a tax-basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
EGA Frontier Diversified Core Fund	$7,902	$(6,859)	$(35,919)	$(34,876)

6. FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

EGA Frontier Diversified Core Fund   13

Notes to Financial Statements  (continued)
September 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

	Assets
	Quoted Prices in Active Markets (Level 1)	Other Significant Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	Common Stocks			Total
EGA Frontier Diversified Core Fund*	$24,612	$—	$—	$24,612
*	Please refer to the Schedule of Investments to view securities segregated by country.

Reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the fair value during the year ended September 30, 2015:

Balance as of March 31, 2015	$744
Realized gain (loss)[1]	—
Change in unrealized appreciation (depreciation)[2]	—
Purchases	—
Sales	(744)[5]
Transfers into Level 3[3]	—
Transfers out of Level 3[4]	—
Balance as of September 30, 2015	—
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015 is:	—
1	This amount is included in net realized gain (loss) from investment transactions in the Statement of Operations.
2	This amount is included in the net change in unrealized appreciation (depreciation) from investment transactions in the Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
3	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for identical investment or the unavailability of other significant observable inputs.
4	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
5	Level 3 security relieved during the period with a zero cost due to a corporate action security identifier change.

The Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA” or the “Advisor”) believes that the values available are unreliable. The Fund’s Valuation Committee (the “Committee”) performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Trust’s policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period.

In determining fair valuations, inputs may include market-based analytics, which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of securities that are fair valued for more than five days.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Significant changes in any of the unobservable inputs may significant impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

14   EGA Frontier Diversified Core Fund

Notes to Financial Statements  (concluded)
September 30, 2015 (Unaudited)

7. INVESTMENT TRANSACTIONS

The table below displays the Fund’s investment transactions during the period ended September 30, 2015. The Purchases column represents the aggregate purchases of investments excluding cost of short-term investments. The Sales column represents the aggregate sales of investments excluding proceeds from short-term investments. The transactions for each of these categories are as follows:

	Purchases	Sales
	Long Term	Long Term
EGA Frontier Diversified Core Fund	$394,919	$1,260,457

8. INVESTMENT ADVISORY AND OTHER AGREEMENTS

EGA acts as the Fund’s investment advisor pursuant to the investment advisory agreement between the Fund and the Advisor (the “Advisory Agreement”). Pursuant to the Advisory Agreement, EGA has overall responsibility for the management and investment of the Fund’s securities portfolio. For the investment advisory services provided to the Fund, EGA is entitled to receive an annual fee equal to 1.50% of the Fund’s average daily net assets.

EGA has contractually agreed to waive all or a portion of its management fee in order to prevent the Fund’s Total Annual Expenses After Fee Waiver and/or Expense Reimbursement from exceeding 1.75% of the Fund’s average daily net assets through at least July 28, 2016.

The Bank of New York Mellon serves as the Fund’s Administrator, Custodian and Fund Accountant pursuant to a Fund Administration and Accounting Agreement and a Custody Agreement, as the case may be. BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s Transfer Agent pursuant to a Transfer Agency and Service Agreement.

Since September 1, 2014, an employee of EGA has served as Chief Compliance Officer and Anti Money Laundering Officer for the Trust.

9. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On September 11, 2015, EGA announced that it will liquidate the Fund. The Board authorized this Fund liquidation, and the liquidation was subsequently approved by written shareholder consent. The Fund was liquidated on October 15, 2015.

Since September 30, 2015, the Fund paid the following cash liquidation distribution:

Fund	Ticker	Per Share Distributed	Payable Date
EGA Frontier Diversified Core Fund	FMCR	$24.29457	10/16/2015

Other than the above subsequent event, no other notable events have occurred between year-end and the issuance of the financial statements.

EGA Frontier Diversified Core Fund   15

Board of Trustees and Officers  (Unaudited)

The Trustees and officers of the Fund, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Fund is 155 West 19th Street, New York, NY 10011. The Statement of Additional Information includes additional information about Fund Trustee and is available, without charge, upon request at 155 West 19th Street, New York, NY 10011. The information below is as of September 30, 2015.

Name and Year of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Robert Willens, 1946	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008.	18	Daxor Corp. (Medical Products and Biotechnology), since 2004.
Ron Safir, 1951	Trustee	Since 2009	Retired, since 2008.	18	None
Jeffrey D. Haroldson, 1957	Trustee	Since 2009	Bridgeton Holdings LLC (real estate investment and development), Chief Operating Officer & General Counsel, since 2013; Ridgewood Capital Advisors LLC (consulting and business advisory services), President since 2012; HDG Mansur Capital Group, LLC (international real estate company), President and Chief Operating Officer, 2004 to 2011.	18	None
Interested Trustees
Robert C. Holderith[3], 1960	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and Chief Executive Officer since September 2008.	18	None
1	Each Trustee holds office for an indefinite term.
2	The “Fund Complex” consists of the Fund and the EGA Emerging Global Shares Trust, which together consist of eighteen funds. As of September 30, 2015, twelve funds were operational.
3	Mr. Holderith is considered to be an “interested persons” of the Trust as defined in the 1940 Act, due to his relationship with EGA, the Funds’ Advisor.

16   EGA Frontier Diversified Core Fund

Board of Trustees and Officers  (Unaudited) (concluded)

Name and Year of Birth	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Marten S. Hoekstra Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 1960	Executive Vice President	Since 2011	Chief Executive Officer, Emerging Global Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 to 2011; UBS (and its predecessor, PaineWebber), 1983 to 2009 (including various executive positions starting in 2001).
Susan M. Ciccarone Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 1973	Principal Financial Officer, Vice President and Treasurer	Since 2013	Chief Operating Officer, since April 2014, Chief Financial Officer, since August 2012, Emerging Global Advisors, LLC; Managing Director, Goldman Sachs & Co. 2009 to 2012; UBS Investment Bank, 2002 to 2009.
Maya Teufel Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 1972	Chief Compliance Officer	Since October 2015[2]	General Counsel and Chief Compliance Officer, Emerging Global Advisors, LLC, since November 2013; Vice President, Corporate Counsel, Jennison Associates LLC (Prudential Financial, Inc.), 2005 to November 2013.
1	Officers of the Fund are appointed by the Trustees and serve at the pleasure of the Board.
2	From September 2014 until October 9, 2015, Joseph Signora was the Chief Compliance Officer of the Trust.

EGA Frontier Diversified Core Fund   17

General Information (Unaudited)

Investment Advisor
Emerging Global Advisors, LLC
155 West 19th Street, 3rd Floor
New York, NY 10011

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Administrator, Custodian and Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

You may obtain a description of the EGA Frontier Diversified Core Fund’s proxy voting, policies, procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-800-4347 or visiting the Fund’s website www.emergingglobaladvisors.com, or by accessing the Securities and Exchange Commission’s (“the SEC”) website at www.sec.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares and other information.

18   EGA Frontier Diversified Core Fund

155 West 19th Street
New York, NY 10011
(888) 800-4EGS (4347)
www.emergingglobaladvisors.com

EGA Frontier Diversified Core Fund

EGA Frontier Diversified Core Fund distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Managers

Mr. Moudachirou was a Portfolio Manager of the Registrant since its inception in November 2013 to Sept. 21, 2015. Mr. Holderith remained a Portfolio Manager of the Registrant until the Registrant was liquidated on or about October 16, 2015.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	None.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Frontier Diversified Core Fund

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	December 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	December 7, 2015

By (Signature and Title)*	/s/ Susan M. Ciccarone
Susan M. Ciccarone, Chief Financial Officer
(principal financial officer)

Date	December 7, 2015

* Print the name and title of each signing officer under his or her signature.